UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd.
         Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     October 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $44,185 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DOLLAR TREE INC                COM              256746108      994    20585 SH       SOLE                    20585        0        0
EMERSON ELEC CO                COM              291011104      303     6266 SH       SOLE                     6266        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108     1136    18127 SH       SOLE                    18127        0        0
GENERAL ELECTRIC CO            COM              369604103      402    17715 SH       SOLE                    17715        0        0
HERSHEY CO                     COM              427866108      298     4200 SH       SOLE                     4200        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     2020    30393 SH       SOLE                    30393        0        0
ISHARES TR                     S&P 500 INDEX    464287200      487     3367 SH       SOLE                     3367        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      280     3317 SH       SOLE                     3317        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2027    38240 SH       SOLE                    38240        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3061    42413 SH       SOLE                    42413        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     3450    51730 SH       SOLE                    51730        0        0
MCCORMICK & CO INC             COM NON VTG      579780206      209     3375 SH       SOLE                     3375        0        0
PEPSICO INC                    COM              713448108      241     3404 SH       SOLE                     3404        0        0
PFIZER INC                     COM              717081103      574    23088 SH       SOLE                    23088        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     3308    22977 SH       SOLE                    22977        0        0
SPDR SERIES TRUST              BRCLYS CAP CONV  78464A359     1929    48690 SH       SOLE                    48690        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763      529     9100 SH       SOLE                     9100        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1967    35490 SH       SOLE                    35490        0        0
US BANCORP DEL                 COM NEW          902973304      397    11554 SH       SOLE                    11554        0        0
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413    17052   271352 SH       SOLE                   271352        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3521    47805 SH       SOLE                    47805        0        0